Common stock - Narrative (Details)		1 Months Ended		12 Months Ended
	Jun. 14, 2018	Apr. 30, 2014 shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
Class of Stock [Line Items]
Common stock, shares authorized (shares)				100,000,000	100,000,000
Common stock, par value (in usd per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock, number of votes per share | vote				1
Restricted common stock, vesting period	48 months
Common stock purchased under the 2015 ESPP (shares)				0
Unvested restricted common stock
Class of Stock [Line Items]
Restricted common stock, shares sold		867,314	4,553,415
Restricted common stock, price per share (in usd per share) | $ / shares			$ 0.0004
Proceeds from sale of restricted common stock to founders | $			$ 1,950
Restricted common stock, fair value of shares vested | $				$ 725,000	$ 3,840,000	$ 9,646,000
Restricted common stock, issued (shares)				0
Unvested restricted common stock | Vests upon issuance
Class of Stock [Line Items]
Restricted common stock, percent vested				25.00%
Unvested restricted common stock | Vests ratably over four years
Class of Stock [Line Items]
Restricted common stock, percent vested				75.00%
Restricted common stock, vesting period				4 years
Non-employee consultants and advisers | Unvested restricted common stock
Class of Stock [Line Items]
Restricted common stock, fair value of shares vested | $				$ 9,000	$ 22,000	$ 71,000
Restricted common stock, issued (shares)				0	0	18,194
Restricted common stock, shares outstanding				16,110